MORTGAGE-BACKED SECURITIES (Schedule of Amortized Cost and Fair Values of Mortgage-Backed Securities) (Details) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2015	Jun. 30, 2014
HELD TO MATURITY
Amortized Cost	$ 36,618	$ 22,047
Gross Unrealized Gains	455	551
Gross Unrealized Losses	(94)	(118)
Total	36,979	22,480
Collateralized Mortgage Obligations [Member]
HELD TO MATURITY
Amortized Cost	162,639	215,335
Gross Unrealized Gains	1,535	1,778
Gross Unrealized Losses	(909)	(2,097)
Total	163,265	215,016
Agency [Member]
HELD TO MATURITY
Amortized Cost	160,614	212,781
Gross Unrealized Gains	1,130	1,370
Gross Unrealized Losses	(909)	(2,097)
Total	160,835	212,054
Private-label [Member]
HELD TO MATURITY
Amortized Cost	2,025	2,554
Gross Unrealized Gains	$ 405	$ 408
Gross Unrealized Losses
Total	$ 2,430	$ 2,962